Income Taxes (Details) - Schedule of deferred income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Deferred Income Taxes Abstract
Non-capital losses carry-forward	$ 11,751,000	$ 7,841,000	$ 6,824,000
Exploration and evaluation assets	1,470,000	1,470,000	1,477,000
Share issuance costs	735,000	109,000	154,000
Debt with accretion	(70,000)	(70,000)	(98,000)
Intangible assets	179,000	1,336,000	1,236,000
Other deferreds	37,000
Allowable capital losses	3,801,000	3,592,000	3,579,000
Property and equipment	35,000	64,000	59,000
Total	17,938,000	14,342,000	13,231,000
Unrecognized deferred tax assets	$ (17,938,000)	$ (14,342,000)	$ (13,231,000)